Other Non-Current Assets	12 Months Ended
Dec. 31, 2021
Other Non-Current Assets
Other Non-Current Assets
(12)	Other Non-Current Assets

Other non-current assets consist of:

	As of December 31,
(in $ millions)	2021	2020
Client incentives, net	$—	$9
Restricted cash	9	9
Other assets	32	6
Other non-current assets	$41	$24